FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nonoperating Income (Expense) [Abstract]
Bank charges	$ (628)	$ (728)	$ (761)
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net	(6,998)	9,747	6,408
Amortization of debt discount and issuance costs	(4,194)	(5,213)	(5,298)
Foreign Currency Transaction Gain (Loss), before Tax	(1,499)	(6,403)	(6,711)
Equity Securities, FV-NI, Unrealized Gain	30,608	(200,338)	267,831
Total expenses	17,289	(202,935)	261,469
Investment Income, Interest	45,185	19,422	10,474
Total financial income (expenses), net	$ 62,474	$ (183,513)	$ 271,943